Taxation (Details) - Schedule of reconciliation of effective tax rate - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of effective tax rate [Abstract]
Loss before tax		€ (183,130)	€ (2)
Tax using Group’s domestic tax rate at 12.5%		22,931
Tax effect of:
Non-deductible expenses		(22,428)
Current-year losses for which no deferred tax asset is recognized		(503)
Total tax charge